Summary Of Significant Accounting Policies - Additional Information (Details) - USD ($)				3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 11, 2023	Dec. 08, 2023	Jan. 19, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash Equivalents				$ 0		$ 0	$ 0		$ 0
Cash				948,153		$ 0	948,153		392,446
Federal Deposit Insurance Corporation coverage				$ 250,000			$ 250,000		$ 250,000
Effective Income Tax Rate				186.87%	30.55%	0.00%	27.88%	(105.99%)	48.16%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				28,850,000			28,850,000		28,850,000
Offering costs			$ 17,204,107
Offering costs allocated in temporary equity			16,699,058
Offering costs allocated in shareholders equity			$ 505,049
Deferred offering costs				$ 0		$ 361,372	$ 0		$ 0
Remeasurement of carrying value to redemption value adjustment									$ 0
Statutory tax rate						0.00%	21.00%	21.00%	21.00%
Proceeds from sale of trust assets to pay expenses							$ 1,500,000
Sponsor [Member] | Subsequent Event [Member]
Advances from related party	$ 1,630,000	$ 10,000